Intangibles, Net (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Yangshuo County Xing Yuan Lead-Zinc Mine Co., Ltd. [Member]
Amortization expenses of land use rights	$ 33,644	$ 44,687	$ 47,099